14006762

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAY 06 2014

Washington, DC 20549

CERT NYS
File No. 001-36246

May 6, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Civeo Corporation, Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 4 to Form 10 received on May 6, 2014. Tentative listing date – May 19, 2014.

Sincerely,

[signature]

emecabe@nyx.com
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